Schedule of Change In Fair Value Of Pension Plan Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	$ 23,242	$ 20,363
Purchases, sales, settlements, net	18,579
Actual return on plan assets held at period end	3,069	2,879
Balance at end of year	44,890	23,242
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Balance at beginning of year	39,219	38,264
Purchases, sales, settlements, net	3,100
Actual return on plan assets held at period end	1,717	955
Balance at end of year	$ 44,036	$ 39,219